Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Trading loans, securities, and other1
Trading loans, securities, and other	$ 161,520	$ 152,090
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,985	7,340
Derivatives
Derivatives	60,574	87,382
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,970	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	74,730	69,865
Securities purchased under reverse repurchase agreements	199,079	204,333
FINANCIAL LIABILITIES
Trading deposits	30,634	30,980
Derivatives
Derivatives	54,073	71,640
Securitization liabilities at fair value	16,543	14,422
Financial liabilities designated at fair value through profit or loss	180,112	192,130
Obligations related to securities sold short	42,875	44,661
Obligations related to securities sold under repurchase agreements	174,129	166,854
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	161,520	152,090
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,985	7,340
Derivatives
Derivatives	60,574	87,382
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,970	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	74,730	69,865
Securities purchased under reverse repurchase agreements	8,606	9,649
FINANCIAL LIABILITIES
Trading deposits	30,634	30,980
Derivatives
Derivatives	54,073	71,640
Securitization liabilities at fair value	16,543	14,422
Financial liabilities designated at fair value through profit or loss	180,112	192,130
Obligations related to securities sold short	42,875	44,661
Obligations related to securities sold under repurchase agreements	11,877	12,641
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	65,599	54,237
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,477	3,513
Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	17,465	22,910
Derivatives
Derivatives	12,569	21,206
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	37,157	57,413
Derivatives
Derivatives	33,691	44,873
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,790	4,897
Derivatives
Derivatives	4,838	3,279
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	2,082	2,108
Derivatives
Derivatives	2,332	2,110
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,391	3,845
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,970	5,818
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	80	54
Derivatives
Derivatives	643	172
Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,594	3,495
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	660	421
Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,271	17,261
Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,687	8,411
Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	3
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,688	8,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,512	1,498
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,395	7,445
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,890	19,940
Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,948	9,145
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,723	18,210
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,661	1,698
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,260	2,277
Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,971	6,072
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,535	8,890
Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,126	14,613
Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,923	4,114
United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25,172	24,394
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,750	11,002
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	71,507	61,880
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	257	269
Derivatives
Derivatives	351	407
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,333	1,133
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	320	290
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	1,656	1,329
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	65,437	54,186
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,333	1,133
Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	2	17
Derivatives
Derivatives	0	16
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	26	26
Derivatives
Derivatives	33	19
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	100	58
Derivatives
Derivatives	14	7
Level 1 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	223	306
Derivatives
Derivatives	273	248
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	257	269
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,840	7,620
Level 1 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	228	72
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	2
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	89,911	90,068
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,649	6,091
Derivatives
Derivatives	60,213	86,953
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,970	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	71,229	66,328
Securities purchased under reverse repurchase agreements	8,606	9,649
FINANCIAL LIABILITIES
Trading deposits	29,595	29,995
Derivatives
Derivatives	53,567	71,174
Securitization liabilities at fair value	16,543	14,422
Financial liabilities designated at fair value through profit or loss	180,088	192,108
Obligations related to securities sold short	41,219	43,332
Obligations related to securities sold under repurchase agreements	11,877	12,641
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	155	41
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	3
Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	17,463	22,893
Derivatives
Derivatives	12,432	21,064
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	37,130	57,380
Derivatives
Derivatives	33,656	44,841
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,690	4,839
Derivatives
Derivatives	4,796	3,251
Level 2 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	1,850	1,787
Derivatives
Derivatives	2,040	1,846
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,055	2,596
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,970	5,818
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	80	54
Derivatives
Derivatives	643	172
Level 2 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,594	3,495
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	660	421
Level 2 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,271	17,261
Level 2 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	847	791
Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	3
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,688	8,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,512	1,498
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,395	7,445
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,890	19,940
Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,720	9,073
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,723	18,210
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,661	1,698
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,260	2,277
Level 2 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,969	6,067
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,509	8,863
Level 2 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,067	14,553
Level 2 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,923	4,114
Level 2 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25,136	24,325
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,750	11,002
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	102	142
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,079	980
Derivatives
Derivatives	10	22
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,168	2,404
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	1,039	985
Derivatives
Derivatives	186	176
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	24	22
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7	10
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,142	2,377
Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	137	126
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	1	7
Derivatives
Derivatives	2	13
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	28	21
Level 3 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	9	15
Derivatives
Derivatives	19	16
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,079	980
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	5
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	26	27
Level 3 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	59	60
Level 3 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	34	67
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0